Other receivables (Details)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Other receivables [Abstract]
VAT recoverable	$ 2,238,203	[1]	14,068,225	[1]		[1]
Deposit for loan guarantee	2,147,800		13,500,000		7,000,000
Due from employees	523,782		3,292,234		2,292,234
Others	639,633		4,020,409		3,390,071
Other receivables	$ 5,549,418		34,880,868		12,682,305

[1]	As of December 31, 2011 and 2012, VAT recoverable consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB nil and RMB14,068,225 ($2,238,203), respectively.